Active/Passive Conservative Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2026 (unaudited)

Investment Companies (97.9%)	Shares/ Par +	Value $ (000’s)
Commodities (1.8%)
abrdn Bloomberg All Commodity Strategy K-1 Free ETF	22,944	557

Total		557

Domestic Equity (15.9%)
Invesco S&P 500 Equal Weight ETF	1,622	311
iShares Core S&P 500 ETF	1,365	892
iShares MSCI USA Value Factor ETF	2,190	312
Northwestern Mutual Series Fund, Inc., Domestic Equity Portfolio £	268,379	425
Northwestern Mutual Series Fund, Inc., Focused Appreciation Portfolio £	98,274	411
Northwestern Mutual Series Fund, Inc., Large Cap Blend Portfolio £	395,564	411
Northwestern Mutual Series Fund, Inc., Mid Cap Growth Stock Portfolio £	72,995	210
Northwestern Mutual Series Fund, Inc., Mid Cap Value Portfolio £	146,387	229
Schwab U.S. REIT ETF	18,110	389
State Street SPDR Dow Jones REIT ETF	3,883	392
State Street SPDR Portfolio S&P 400 Mid Cap ETF	13,203	782
State Street SPDR Portfolio S&P 600 Small Cap ETF	6,575	318

Total		5,082

Fixed Income (71.8%)
iShares Core U.S. Aggregate Bond ETF	101,790	10,105
Northwestern Mutual Series Fund, Inc., Multi- Sector Bond Portfolio £	3,060,179	3,109
Northwestern Mutual Series Fund, Inc., Select Bond Portfolio £	6,709,732	7,461

Investment Companies (97.9%)	Shares/ Par +	Value $ (000’s)
Fixed Income continued
Northwestern Mutual Series Fund, Inc., Short- Term Bond Portfolio £	710,655	749
State Street SPDR Portfolio Long Term Treasury ETF	57,190	1,504

Total		22,928

Foreign Equity (8.4%)
Dimensional International Value ETF	3,127	165
iShares Core MSCI EAFE ETF	5,763	522
iShares Core MSCI Emerging Markets ETF	580	41
iShares MSCI International Quality Factor ETF	5,243	242
Northwestern Mutual Series Fund, Inc., Emerging Markets Equity Portfolio £	466,339	606
Northwestern Mutual Series Fund, Inc., International Equity Portfolio £	337,399	722
Northwestern Mutual Series Fund, Inc., International Growth Portfolio £	181,984	390

Total		2,688

Total Investment Companies (Cost: $31,178)		31,255

Short-Term Investments (0.8%)
Investment Companies (0.8%)
JPMorgan Ultra-Short Income ETF	4,831	244

Total		244

Total Short-Term Investments (Cost: $245)		244

Total Investments (98.7%) (Cost: $31,423)@		31,499

Other Assets, Less Liabilities (1.3%)		419

Net Assets (100.0%)		31,918

+	All par is stated in U.S. Dollar unless otherwise noted.

£	Affiliated Company

@

At March 31, 2026, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $31,423 and the net unrealized appreciation of investments based on that cost was $76 which is comprised of $457 aggregate gross unrealized appreciation and $381 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Active/Passive Conservative Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at March 31, 2026.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

	(Amounts in thousands)

Assets:
Investment Companies	$31,255	$—	$—
Short-Term Investments	244	—	—

Total Assets:	$31,499	$—	$—

Transactions with Affiliated Companies

An affiliated company is a company in which a Portfolio has ownership of at least 5% of the voting securities or which the Portfolio controls, is controlled by or with which the Portfolio is under common control. Transactions with affiliated companies during the period ended March 31, 2026 are as follows:

Portfolio	Value at 12/31/2025	Purchases	Sales	Value at 3/31/2026	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain (Loss)	Income Dividends	Capital Gain Distributions	Shares at 3/31/2026

	(amount in thousands)

Domestic Equity	$363	$58	$–	$425	$4	$–	$–	$–	268
Emerging Markets	593	–	–	606	13	–	–	–	466
Focused Appreciation	373	84	–	411	(46)	–	–	–	98
International Equity	718	–	–	722	4	–	–	–	337
International Growth	400	–	–	390	(10)	–	–	–	182
Large Cap Blend	371	71	–	411	(31)	–	–	–	396
Mid Cap Growth Stock	223	–	–	210	(13)	–	–	–	73
Mid Cap Value	223	–	–	229	6	–	–	–	146
Multi-Sector Bond	3,137	–	–	3,109	(28)	–	–	–	3,060
Select Bond	7,455	–	–	7,461	6	–	–	–	6,710
Short-Term Bond	747	–	–	749	2	–	–	–	711

	$14,603	$213	$–	$14,723	$(93)	$–	$–	$–	12,448

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR	Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange
FTSE	Financial Times Stock Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
CMT	Constant Maturity Treasury
OIS	Overnight Index Swaps
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Reference Rate
DIFC	Dubai International Financial Centre
BRL-CDI	Brazil Interbank Deposit Rate
CAONREPO	Canadian Overnight Repo Rate Average
JIBAR	Johannesburg Interbank Agreed Rate
EURIBOR	Euro Interbank Offered Rate
PRIBOR	Prague Interbank Offered Rate
ETF	Exchange Traded Fund

Currency Abbreviations
AED	United Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
KWD	Kuwaiti Dinar
KZT	Kazakhstani Tenge
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
PYG	Paraguayan Guarani
RUB	Russian Ruble
SAR	Saudi Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

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